INVENTORIES (Tables)	6 Months Ended
Jun. 30, 2026
Inventory Disclosure [Abstract]
SCHEDULE OF INVENTORIES	Inventories consist of the following:
	June 30,	December 31,
	2026	2025

Finished goods	$231,713	$82,820
Inventories	$231,713	$82,820